INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal state and local					$ 0	$ 0
Total current					0	0
Deferred:
Federal State and local benefit					(2,188,648)	(4,567,483)
Net operating loss, net of state tax effect					(60,546)	(60,546)
Meals and entertainment					12,347	616
Stock based expenses					20,591	4,473
Impairment					0	1,529,488
Amortization					0	137,808
Derivative expense					1,141,578	136,515
Gain on extinguishment					(132,766)	472,099
Change in allowance					1,207,444	2,347,030
Total benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0